Prepaid expenses (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2023	Dec. 31, 2022
Prepaid expenses
Accrued income	SFr 675	SFr 408
Prepaid expenses	SFr 5,167	SFr 4,708